LONG-TERM DEBT (2011 Credit Facilities) - Additional Information (Detail)	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2012 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2011 2011 Credit Facilities [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] USD equivalent [Member] USD ($)	Dec. 31, 2012 2011 Credit Facilities [Member] USD equivalent [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] HK Dollar [Member] HKD	Dec. 31, 2012 2011 Credit Facilities [Member] HK Dollar [Member] HKD	Jun. 30, 2011 2011 Credit Facilities [Member] Term Loan Facility [Member] USD equivalent [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] Term Loan Facility [Member] HK Dollar [Member] HKD	Dec. 31, 2012 2011 Credit Facilities [Member] Revolving Credit Facility [Member] USD equivalent [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] Revolving Credit Facility [Member] USD equivalent [Member] USD ($)	Dec. 31, 2012 2011 Credit Facilities [Member] Revolving Credit Facility [Member] HK Dollar [Member] HKD	Jun. 30, 2011 2011 Credit Facilities [Member] Revolving Credit Facility [Member] HK Dollar [Member] HKD
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity											$ 802,241,000	6,241,440,000		$ 401,121,000		3,120,720,000
Maturity date				Jun. 30, 2016
Voluntary prepayments, minimum amount							20,566,000		160,000,000
Limit of net proceeds of asset sale in excess of which will be subject to mandatory prepayment requirements				15,000,000
Limit of net other insurance proceeds in excess of which will be subject to mandatory prepayment requirements				15,000,000
Leverage ratio, maximum for the reporting periods ending June 30, 2013 or before				3.00
Leverage ratio, maximum for the reporting periods ending September 30, 2013 onwards				2.50
Total leverage ratio, maximum for the reporting periods ending June 30, 2013 or before				4.50
Total leverage ratio, maximum for the reporting periods ending September 30, 2013 onwards				4.00
Interest cover ratio, minimum for the reporting periods ending September 30, 2011 onwards				4.00
Net assets restricted from distribution					2,382,000,000	1,896,000,000
Interest rate margin per annum added to HIBOR, minimum				1.75%
Interest rate margin per annum added to HIBOR, maximum				2.75%
Loan commitment fee recognized	1,324,000	1,411,000	(3,811,000)		1,324,000	950,000
Difference in applicable future cash flows under the 2011 Credit Facilities from that of the City of Dreams Project Facility				10.00%
Unamortized deferred financing costs written off as loss on extinguishment of debt		25,193,000				25,193,000
Capitalized third party fee and related issuance costs as deferred financing costs						29,328,000
Amounts drawn down as of the date	3,194,864,000	2,325,980,000			1,014,729,000	1,014,729,000		1,014,729,000		7,894,594,570			212,488,000		1,653,154,570
Amount available for future draw down													$ 188,633,000		1,467,565,430